united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 04/30/2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Standpoint Multi-Asset Fund

Semi-Annual Report

April 30, 2021

Fund Adviser:

Standpoint Asset Management, LLC 4250 N. Drinkwater Blvd. Suite 300 Scottsdale, AZ 85251

Toll Free (866) 738-1128

Investments Results (Unaudited)

Total Returns(a) (for the periods ended April 30, 2021)
	Six		Since Inception
	Months	One Year	(12/30/19)
Standpoint Multi-Asset Fund
Institutional Class	28.19%	28.44%	22.71%
Investor Class	28.09%	28.21%	22.46%
50% MSCI World Index (b) / 50% ICE BofAML 3-month T-Bill (c)	14.72%	23.06%	10.22%
50% MSCI World Index (b) & 50% SG Trend Index (d)	22.35%	28.45%	14.72%

		Expense Ratios(e)
		Institutional Class	Investor Class
Gross		4.25%	4.50%
With Applicable Waivers		1.28%	1.53%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Standpoint Multi-Asset Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 738-1128.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)	The MSCI World Index (the “MSCI Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The MSCI Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The MSCI Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the MSCI Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The ICE BofAML 3-Month U.S. Treasury Bill Index (“ICE BofAML Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The ICE BofAML Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The ICE BofAML Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the ICE BofAML Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The SG Trend Index is designed to track the 10 largest (by assets under management) trend following commodity trading advisers and to be representative of the trend followers in the managed futures space. The SG Trend Index is equally weighted and rebalanced and reconstituted annually.
(e)	The expense ratios, which include acquired fund fees and expenses of 0.04%, are from the Fund’s prospectus dated February 28, 2021. Standpoint Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of the Fund’s average daily net assets through February 28, 2022. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of April 30, 2021 can be found in the financial highlights, which do not include acquired fund fees and expenses.

Investments Results (Unaudited)(continued)

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (866) 738-1128.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

Percentages shown exclude derivative investments, such as future contracts.

The investment objective of the Fund is to seek positive absolute returns.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
April 30, 2021 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 47.68%

iShares Core MSCI EAFE ETF	28,000	$2,080,680
iShares Core S&P Total US Stock Market ETF	37,900	3,649,391
Schwab International Equity ETF	54,600	2,115,204
Schwab Short-Term Treasury ETF	4,000	205,240
Schwab U.S. Broad Market ETF	35,900	3,648,158
SPDR Portfolio Developed World EX-US ETF	58,500	2,131,740
SPDR Portfolio Total Stock Market ETF	69,700	3,600,702
Vanguard FTSE Developed Markets ETF	41,900	2,120,559
Vanguard Short-Term Treasury ETF	2,500	153,850
Vanguard Total Stock Market ETF	16,800	3,647,280
Total Exchange-Traded Funds (Cost $20,213,310)		23,352,804

Money Market Funds — 1.44%

Fidelity Investments Money Market Government Portfolio, Class I, 0.01%(a)	705,671	705,671
Total Money Market Funds (Cost $705,671)		705,671
Total Investments — 49.12% (Cost $20,918,981)		24,058,475
Other Assets in Excess of Liabilities — 50.88%(b)		24,916,850
Net Assets — 100.00%		$48,975,325

(a)	Rate disclosed is the seven day effective yield as of April 30, 2021.

(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
April 30, 2021 (Unaudited)

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS

ASX SPI 200 Index Future	2	June 2021	$269,723	$7,115
Australian Dollar Future	7	June 2021	539,420	(2,601)
Brent Crude Future(a)	31	June 2021	2,069,560	16,400
British Pound Future	7	June 2021	604,231	(5,747)
Canada Canola Future(a)	3	November 2021	34,665	7,276
Canadian Dollar Future	8	June 2021	651,520	13,102
Chicago SRW Wheat Future(a)	7	July 2021	257,163	(3,025)
Coffee ‘C’ Future(a)	4	July 2021	212,175	(7,013)
Copper Future(a)	4	July 2021	446,800	18,450
Corn Future(a)	26	July 2021	875,225	137,850
Crude Oil Future(a)	29	November 2021	1,769,870	228,010
Crude Soybean Oil Future(a)	8	July 2021	299,472	49,374
E-Mini S&P 500 Future	22	June 2021	4,591,840	213,483
Euro STOXX 50 Future	25	June 2021	1,183,894	39,346
Euro-BTP Italian Government Bond Future	2	June 2021	353,582	(3,937)
FTSE 100 Index Future	5	June 2021	479,043	11,717
Hang Seng Index Future	1	June 2021	183,642	(1,344)
Hard Red Winter Wheat Future(a)	4	July 2021	140,700	(3,450)
ICE EUA Future(a)	7	December 2021	410,913	127,069
Lean Hog Future(a)	5	June 2021	219,450	15,870
Light Sweet Crude Oil Future(a)	6	November 2021	366,180	43,980
LME Copper Future(a)	3	July 2021	737,006	(6,844)
LME Primary Aluminum Future(a)	7	July 2021	419,388	8,360
LME Zinc Future(a)	2	June 2021	146,100	3,975
Low Sulphur Gas Oil Future(a)	13	June 2021	695,499	3,573
Milling Wheat Future(a)	7	December 2021	92,022	8,984
MSCI EAFE Index Future	3	June 2021	338,595	8,110
New Zealand Dollar Future	1	June 2021	71,580	(760)
Nikkei 225 Future Contract	2	June 2021	528,512	4,829
NY Harbor ULSD Future(a)	6	June 2021	484,445	8,178
Platinum Future(a)	1	July 2021	60,260	940
RBOB Gasoline Future(a)	6	June 2021	523,228	10,610
S&P/Toronto Stock Exchange 60 Index Future	2	June 2021	369,458	5,172
SGX MSCI Singapore Index Future	1	June 2021	27,185	23
Soybean Future(a)	14	July 2021	1,073,975	81,812
Soybean Meal Future(a)	2	July 2021	85,220	4,360
Sugar No. 11 Future(a)	14	July 2021	266,246	8,814

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
April 30, 2021 (Unaudited)

				Value and
				Unrealized
		Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS (continued)

Tokyo Price Index Future	4	June 2021	$695,959	$(762)
White Sugar (ICE) Future(a)	1	July 2021	22,420	815
Net unrealized appreciation from long futures contracts				$1,052,114

SHORT CONTRACTS

10 Year US Treasury Note Future	(61)	June 2021	$(8,053,905)	$49,174
5 Year US Treasury Note Future	(55)	July 2021	(6,816,563)	10,929
Canadian 10 Year Bond Future	(11)	June 2021	(1,247,059)	12,399
CBOE Volatility Index (VIX) Future	(3)	May 2021	(61,314)	996
CME Ultra Long-Term US Treasury Bond Future	(18)	June 2021	(3,346,313)	5,757
Euro-BUXL 30 Year Bond Future	(3)	June 2021	(728,005)	18,282
Gold Future(a)	(5)	June 2021	(883,850)	(13,360)
Japanese Yen Future	(8)	June 2021	(915,150)	4,126
Long Gilt Future	(10)	June 2021	(1,763,154)	11,903
Ultra 10 Year US Treasury Note Future	(24)	June 2021	(3,493,125)	26,469
US Treasury Long Bond Future	(18)	June 2021	(2,830,500)	24,836
Net unrealized appreciation from short futures contracts				$151,511

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Assets and Liabilities
April 30, 2021 (Unaudited)

Assets
Investments in securities, at fair value (cost $20,918,981)	$24,058,475
Foreign currencies, at value (cost $420,966)	421,376
Cash held at broker for futures contract transactions(a)	4,217,715
Cash and cash equivalents	20,388,929
Receivable for fund shares sold	35,087
Dividends and interest receivable	1,075
Prepaid expenses	38,520
Total Assets	49,161,177
Liabilities
Payable for fund shares redeemed	586
Payable for net variation margin on futures contracts	123,988
Payable to Adviser, net of waiver	17,901
Accrued 12b-1 fees - Investor class	603
Payable to affiliates	23,551
Payable to trustees	3,401
Other accrued expenses	15,822
Total Liabilities	185,852
Net Assets	$48,975,325
Net Assets consist of:
Paid-in capital	42,261,007
Accumulated earnings	6,714,318
Net Assets	$48,975,325
Net Assets: Institutional Class	$45,949,349
Shares outstanding (unlimited number of shares authorized, no par value)	3,539,258
Net asset value, offering and redemption price per share	$12.98
Net Assets: Investor Class	$3,025,976
Shares outstanding (unlimited number of shares authorized, no par value)	233,488
Net asset value, offering and redemption price per share	$12.96

(a)	Cash held as collateral at broker.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Operations
For the six months ended April 30, 2021 (Unaudited)

Investment Income
Dividend income	$126,341
Interest income	4,582
Total investment income	130,923
Expenses
Adviser	191,102
Fund accounting	29,255
Registration	28,695
Audit and tax	16,379
Administration	14,270
Legal	11,167
Transfer agent	10,413
Custodian	8,367
Trustee	7,342
Chief Compliance Officer	5,951
Report printing	4,360
12b-1 fees- Investor class	2,732
Insurance	1,115
Pricing	551
Miscellaneous	17,706
Interest	50
Total expenses	349,455
Fees waived by Adviser	(155,194)
Net operating expenses	194,261
Net investment loss	(63,338)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment Securities	549
Foreign currency translations	(530)
Futures contracts	2,468,475
Change in unrealized appreciation on:
Investment securities	3,213,312
Foreign currency translations	1,609
Futures contracts	1,382,699
Net realized and unrealized gain (loss) on investment securities, foreign currency translations and futures contracts	7,066,114
Net increase in net assets resulting from operations	$7,002,776

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	April 30, 2021	October 31,
	(Unaudited)	2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(63,338)	$(30,780)
Net realized gain on investment securities, foreign currency translations and futures contracts	2,468,494	147,693
Change in unrealized appreciation (depreciation) on investment securities, foreign currency translations and futures contracts	4,597,620	(254,090)
Net increase (decrease) in net assets resulting from operations	7,002,776	(137,177)
Distributions to Shareholders from Earnings:
Investor Class	(18,472)	—
Institutional Class	(295,677)	—
Total distributions	(314,149)	—
Capital Transactions - Institutional Class
Proceeds from shares sold	22,741,710	20,860,186
Reinvestment of distributions	295,677	—
Amount paid for shares redeemed	(1,312,868)	(2,705,434)
Total Institutional Class	21,724,519	18,154,752
Capital Transactions - Investor Class
Proceeds from shares sold	1,335,025	1,853,902
Reinvestment of distributions	18,472	—
Amount paid for shares redeemed	(166,421)	(496,374)
Total Investor Class	1,187,076	1,357,528
Net increase in net assets resulting from capital transactions	22,911,595	19,512,280
Total Increase in Net Assets	29,600,222	19,375,103
Net Assets
Beginning of period	$19,375,103	$—
End of period	$48,975,325	$19,375,103
Share Transactions - Institutional Class
Shares sold	1,864,780	2,023,909
Shares issued in reinvestment of distributions	26,166	—
Shares redeemed	(110,037)	(265,560)
Total Institutional Class	1,780,909	1,758,349
Share Transactions - Investor Class
Shares sold	113,529	179,679
Shares issued in reinvestment of distributions	1,636	—
Shares redeemed	(14,242)	(47,114)
Total Investor Class	100,923	132,565
Net increase in shares outstanding	1,881,832	1,890,914

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Institutional Class
Consolidated Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	April 30,		Period Ended
	2021		October 31,
	(Unaudited)		2020 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.25		$10.00
Investment operations:
Net investment loss	(0.04)		(0.02)
Net realized and unrealized gain on investments	2.91		0.27
Total from investment operations	2.87		0.25
Less distributions to shareholders from:
Net investment income	(0.14)		—
Total distributions	(0.14)		—
Net asset value, end of period	$12.98		$10.25
Total Return(b)	28.19	% (c)	2.50	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$45,949		$18,019
Ratio of net expenses to average net assets	1.24	% (d)	1.24	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	2.25	% (d)	4.21	% (d)
Ratio of net investment loss to average net assets	(0.39	)% (d)	(0.39	)% (d)
Portfolio turnover rate(e)	—	% (c)	15	% (c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Investor Class
Consolidated Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended		For the
	April 30,		Period Ended
	2021		October 31,
	(Unaudited)		2020 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.23		$10.00
Investment operations:
Net investment loss	(0.06)		(0.02)
Net realized and unrealized gain on investments	2.91		0.25
Total from investment operations	2.85		0.23
Less distributions to shareholders from:
Net investment income	(0.12)		—
Total distributions	(0.12)		—
Net asset value, end of period	$12.96		$10.23
Total Return(b)	28.09	% (c)	2.30	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,026		$1,356
Ratio of net expenses to average net assets	1.49	% (d)	1.49	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	2.50	% (d)	4.46	% (d)
Ratio of net investment loss to average net assets	(0.69	)% (d)	(0.55	)% (d)
Portfolio turnover rate(e)	—	% (c)	15	% (c)

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements
April 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Standpoint Multi-Asset Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on October 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Standpoint Asset Management, LLC (the “Adviser”). The investment objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC commenced operations on January 8, 2020 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2021, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary –Standpoint Multi-Asset (Cayman) Fund, Ltd. – The Consolidated Schedules of Investments and Futures Contracts of the Fund include the investments of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of April 30, 2021, the net assets of the CFC were $3,726,836, which represented 7.61% of the Fund’s net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$23,352,804	$—	$—	$23,352,804
Money Market Funds	705,671	—	—	705,671
Long Futures Contracts(a)	1,052,114	—	—	1,052,114
Short Futures Contracts(a)	151,511	—	—	151,511
Total	$25,262,100	$—	$—	$25,262,100

(a)	The amount shown represents the net unrealized appreciation/depreciation of the futures contracts.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of April 30, 2021, and the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2021.

At April 30, 2021:

	Assets	Liabilities
	Unrealized	Unrealized
	Appreciation	Depreciation
	on Futures	on Futures
Contract Type/ Primary Risk Exposure	Contracts*	Contracts*
Equity Contracts	$290,790	$2,106
Foreign Exchange Contracts	17,228	9,108
Interest Rate Contracts	159,747	3,937
Commodity Contracts	784,702	33,691

*	Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Consolidated Schedule of Future Contracts. Only current day’s variation margin is reported within the Consolidated Statements of Assets and Liabilities.

For the six months ended April 30, 2021:

		Foreign		Interest
	Commodity	Exchange	Equity	Rate
Location	Contracts	Contracts	Contracts	Contracts	Total
Net realized gain (loss) on:
Futures contracts	$1,267,112	$48,883	$831,380	$321,100	$2,468,475

Net change in unrealized appreciation (depreciation) on:
Futures contracts	725,783	88,981	397,092	170,843	1,382,699

The following summarizes the average ending monthly fair value of derivatives outstanding during the six months ended April 30, 2021:

Average Ending
Monthly
Derivatives	Notional Value
Long futures contracts	$26,841,773
Short futures contracts	(13,205,328)

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2021:

Net
		Gross	Amounts of
		Amounts	Liabilities
		Offset in	Presented in
	Gross	Statement	Statement
	Amounts of	of Assets	of Assets
	Recognized	and	and	Financial	Collateral
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Net Amount
Variation Margin on Futures Contracts	$(123,988)	$—	$(123,988)	$—	$123,988	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments and the investments of the CFC. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.24% of the Fund’s average daily net assets. For the six months ended April 30, 2021, before the waiver described below, the Adviser earned a fee of $191,102 from the Fund. The Adviser has contractually agreed to waive its management fee and/ or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of the Fund’s average daily net assets through February 28, 2022. For the six months ended April 30, 2021, the Adviser waived fees of $155,194. At April 30, 2021, the Adviser was owed $17,901 from the Fund for advisory services.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

the recoupment. As of April 30, 2021 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
October 31, 2023	$227,919
April 30, 2024	155,194

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund and the CFC. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund. Prior to April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Trust.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Each Director for the CFC receives $750 annual compensation from the Fund.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders,

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the six months ended April 30, 2021, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $2,732. The Fund owed $603 for Investor Class 12b-1 Expenses as of April 30, 2021.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2021, purchases and sales of investment securities, other than short-term investments, were $10,905,576 and $-, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended April 30, 2021.

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$3,031,227
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$3,031,227
Tax cost of investments	$21,027,248

At October 31, 2020, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$314,148
Accumulated capital and other losses	(12,469)
Unrealized depreciation on investments	(275,988)
Total accumulated earnings	$25,691

As of October 31, 2020, the Fund had long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $12,469.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)
April 30, 2021 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s initial Report, which was presented to the Board for consideration at its meeting held on November 17, 2020, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	Paid	Annualized
	Account Value	Account Value	During	Expense
	November 1, 2020	April 30, 2021	Period(a)	Ratio
Standpoint Multi-Asset Fund
Institutional Class
Actual	$1,000.00	$1,281.90	$7.02	1.24%
Hypothetical(b)	$1,000.00	$1,018.64	$6.21	1.24%
Investor Class
Actual	$1,000.00	$1,280.90	$8.43	1.49%
Hypothetical(b)	$1,000.00	$1,017.40	$7.46	1.49%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Rev: August 2020
FACTS	WHAT DOES STANDPOINT MULTI-ASSET FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number

●    account balances and account transactions

●    transaction or loss history and purchase history

●    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 738-1128

Who we are
Who is providing this notice?	Standpoint Multi-Asset Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    buy securities from us or sell securities to us

●    make deposits or withdrawals from your account or provide account information

●    give us your account information

●    make a wire transfer

●    tell us who receives the money

●    tell us where to send the money

●    show your government-issued ID

●    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes— information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Standpoint Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC
Kenneth G.Y. Grant, Chairman	ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Daniel J. Condon	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler	LEGAL COUNSEL
Thompson Hine LLP
OFFICERS	312 Walnut Street, 20th Floor
David R. Carson, President	Cincinnati, OH 45202
Martin R. Dean,
Vice President / Chief Compliance Officer	CUSTODIAN
Zachary P. Richmond,	MUFG Union Bank, N.A.
Treasurer and Chief Financial Officer	350 California Street, Suite 2018
Lynn E. Wood, Assistant Chief Compliance Officer	San Francisco, CA 94104

INVESTMENT ADVISER	ADMINISTRATOR, TRANSFER AGENT
Standpoint Asset Management, LLC	AND FUND ACCOUNTANT
4250 Drinkwater Blvd., Suite 300	Ultimus Fund Solutions, LLC
Scottsdale, AZ 85251	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Standpoint-SAR-21

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ David R. Carson

David R. Carson, President

Date 7/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson

David R. Carson, President

Date 7/6/2021

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 7/6/2021